SCHEDULE OF SEGMENT ACTIVITY RESULTS OF OPERATIONS AND FINANCIAL POSITION (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
General and administrative expenses	$ (1,479,261)			$ (1,366,380)			$ (4,361,297)	$ (3,996,696)	$ (5,751,754)	$ (5,268,315)
Depreciation and amortization							(4,104,018)	(4,823,673)	(6,274,321)	(7,364,688)
Deferred offering costs									(530,639)
Gain on extinguishment of government debt							10,000		451,785
Other income (expense), net									(20,636)	141,306
Income tax expense	(182,607)			(122,602)			(471,506)	(257,602)	370,884	611,263
Gain on sale of real estate							2,060,336	656,975	1,245,460	6,319,272
Net loss	(424,528)	$ 1,775,736	$ (2,255,074)	(1,384,468)	$ (1,607,534)	$ (932,119)	(903,866)	(3,924,121)	(6,261,398)	772,934
Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
General and administrative expenses	(1,479,261)			(1,366,380)			(4,361,297)	(3,996,696)	(5,751,754)	(5,268,315)
Depreciation and amortization	(1,306,874)			(1,626,917)			(4,104,018)	(4,823,673)	(6,274,321)	(7,364,688)
Interest expense	(1,030,883)			(2,143,960)			(3,822,313)	(6,971,162)	(8,813,067)	(10,649,646)
Deferred offering costs									(530,639)
Gain on extinguishment of government debt							10,000
Other income (expense), net	(13,886)			(12,270)			(67,329)	(10,865)	(20,636)	117,037
Income tax expense	(182,607)			(122,602)			(471,506)	(257,602)	370,884	611,263
Gain on sale of real estate	627,322			332,715			2,060,336	656,975	1,245,460	6,319,272
Net loss	(424,528)			(1,384,468)			(903,866)	(3,924,121)	(6,261,398)	772,934
Revenue Benchmark [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total net operating income, as defined, for reportable segments	2,961,661			3,554,946			9,852,261	11,478,902	14,254,443	18,230,537
Revenue Benchmark [Member] | Operating Segments [Member] | Office or Industrial Properties [Member]
Segment Reporting Information [Line Items]
Rental, fees and other income	2,888,361			4,098,892			10,149,013	13,334,595	17,580,472	21,490,215
Property and related expenses	(1,171,387)			(1,813,950)			(4,288,142)	(5,539,320)	(7,977,561)	(9,317,720)
Total net operating income, as defined, for reportable segments	1,716,974			2,284,942			5,860,871	7,795,275	9,602,911	12,172,495
Revenue Benchmark [Member] | Operating Segments [Member] | Model Home Properties [Member]
Segment Reporting Information [Line Items]
Rental, fees and other income	739,558			1,058,329			2,528,748	3,268,074	4,251,980	4,194,489
Property and related expenses	(25,804)			(58,897)			(106,304)	(160,688)	(202,667)	(193,367)
Total net operating income, as defined, for reportable segments	713,754			999,432			2,422,444	3,107,386	4,049,313	4,001,122
Revenue Benchmark [Member] | Operating Segments [Member] | Retail Properties [Member]
Segment Reporting Information [Line Items]
Rental, fees and other income	748,312			548,392			2,213,808	2,305,412	2,971,125	2,956,407
Property and related expenses	(217,379)			(277,820)			(644,862)	(1,729,171)	(2,368,906)	(899,487)
Total net operating income, as defined, for reportable segments	$ 530,933			$ 270,572			$ 1,568,946	$ 576,241	$ 602,219	$ 2,056,920